TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Trade payables	$ 7,833	$ 8,116
Payroll taxes	519	448
Employee related social insurance	170	154
Accrued liabilities	8,133	7,878
Deferred income	292	312
Total trade and other payables	$ 16,947	$ 16,908